INVESTMENT SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Summary of Amortized Cost, Gross Unrealized Gains and Losses and Approximate Fair Values of Securities Available for Sale and Held to Maturity

The amortized cost, gross unrealized gains and losses and approximate fair values of securities available for sale and held to maturity are as follows:

	Amortized Cost	Unrealized		Fair Value
June 30, 2014		Gains	Losses
	(Dollars in thousands)
Held to maturity:
Foreign bonds	$—	$—	$—	$—

Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$79,896	$594	$392	$80,098
U.S. Government agencies and sponsored enterprises mortgage-backed securities	575,101	5,132	1,191	579,042
State and municipal obligations	2,039	198	—	2,237
Asset-backed securities	443,972	3,790	1,126	446,636
Corporate bonds and other debt securities	544,041	7,230	20	551,251
Preferred Stock	66,340	149	1,051	65,438

Total available for sale	$1,711,389	$17,093	$3,780	$1,724,702

	Amortized Cost	Unrealized		Fair Value
December 31, 2013		Gains	Losses
	(Dollars in thousands)
Held to maturity:
Foreign bonds	$365	$—	$1	$364

Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$51,553	$58	$456	$51,155
U.S. Government agencies and sponsored enterprises mortgage-backed securities	243,062	1,071	2,495	241,638
State and municipal obligations	2,039	85	—	2,124
Asset-backed securities	385,979	3,267	1,281	387,965
Corporate bonds and other debt securities	375,373	4,453	601	379,225
Preferred Stock	90,330	205	6,871	83,664

Total available for sale	$1,148,336	$9,139	$11,704	$1,145,771

Investment securities at December 31, 2013 and December 31, 2012 are summarized as follows (in thousands):

	December 31, 2013
	Amortized Cost	Unrealized		Fair Value
		Gains	Losses
Held to maturity:
Foreign bonds	$365	$—	$1	$364

Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$51,553	$58	$456	$51,155
U.S. Government agencies and sponsored enterprises mortgage-backed securities	243,062	1,071	2,495	241,638
State and municipal obligations	2,039	85	—	2,124
Asset-backed securities	385,979	3,267	1,281	387,965
Corporate bonds and other securities	375,373	4,453	601	379,225
Preferred Stock	90,330	205	6,871	83,664

Total available for sale	$1,148,336	$9,139	$11,704	$1,145,771

	December 31, 2012
	Amortized Cost	Unrealized		Fair Value
		Gains	Losses
Held to maturity:
Foreign bonds	$549	$—	$3	$546

Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$145,795	$913	$16	$146,692
U.S. Government agencies and sponsored enterprises mortgage-backed securities	289,745	5,124	84	294,785
State and municipal obligations	2,539	251	—	2,790
Asset-backed securities	616,254	4,746	1,588	619,412
Corporate bonds and other securities	401,293	9,448	6	410,735

Total available for sale	$1,455,626	$20,482	$1,694	$1,474,414

Schedule of Amortized Cost and Estimated Fair Value of Securities Available for Sale and Held to Maturity

The amortized cost and estimated fair value of securities available for sale and held to maturity, by contractual maturity, are as follows:

	June 30, 2014		December 31, 2013
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in thousands)
Held to maturity:
Due in one year or less	$—	$—	$365	$364

Total held to maturity	$—	$—	$365	$364

Available for sale:
Due in one year or less	$19,337	$19,538	$10,085	$10,212
Due after one year through five years	403,194	407,426	305,317	309,064
Due after five years through ten years	85,262	84,966	10,735	10,665
Due after ten years	118,183	121,656	51,913	52,044
U.S. Government agencies and sponsored enterprises mortgage-backed securities and asset-backed securities	1,019,073	1,025,678	679,956	680,122
Preferred Stock	66,340	65,438	90,330	83,664

Total available for sale	$1,711,389	$1,724,702	$1,148,336	$1,145,771

The following is a summary of investment securities at December 31, 2013 and December 31, 2012, by contractual maturity (in thousands):

	December 31, 2013		December 31, 2012
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Held to maturity:
Due within one year	$365	$364	$200	$200
Due after one year through five years	—	—	349	346

Total held to maturity	$365	$364	$549	$546

Available for sale:
Due within one year	$10,085	$10,212	$51,712	$52,349
Due after one year through five years	305,317	309,064	314,966	322,604
Due after five years through ten years	10,735	10,665	87,652	87,838
Due after ten years	51,913	52,044	29,161	30,429
U.S. Government agencies and sponsored enterprises mortgage-backed securities and asset-backed securities	679,956	680,122	972,135	981,194
Preferred Stock with perpetual maturity	90,330	83,664	—	—

Total available for sale	$1,148,336	$1,145,771	$1,455,626	$1,474,414

Summary of Estimated Fair Values and Gross Unrealized Losses on Investment Securities Available for Sale

The following tables present the estimated fair values and gross unrealized losses on investment securities available for sale, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position for the periods presented:

	Less than 12 Months		12 Months or More		Total
June 30, 2014	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$23,305	$129	$19,866	$263	$43,171	$392
U.S. Government agencies and sponsored enterprises mortgage-backed securities	23,444	130	56,826	1,061	80,270	1,191
State and municipal obligations	—	—	—	—	—	—
Asset-backed securities	118,831	1,113	2,500	13	121,331	1,126
Corporate bonds and other debt securities	32,130	20	—	—	32,130	20
Preferred stock	12,951	59	36,251	992	49,202	1,051

Total available for sale	$210,661	$1,451	$115,443	$2,329	$326,104	$3,780

	Less than 12 Months		12 Months or More		Total
December 31, 2013	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$41,276	$456	$—	$—	$41,276	$456
U.S. Government agencies and sponsored enterprises mortgage-backed securities	141,304	2,494	636	1	141,940	2,495
State and municipal obligations	—	—	—	—	—	—
Asset-backed securities	161,879	1,233	11,949	48	173,828	1,281
Corporate bonds and other debt securities	58,596	601	—	—	58,596	601
Preferred stock	65,061	6,871	—	—	65,061	6,871

Total available for sale	$468,116	$11,655	$12,585	$49	$480,701	$11,704

The following table presents the estimated fair values and the gross unrealized loss on investment securities in an unrealized loss position greater than and less than 12 months as of December 31, 2013 (in thousands):

	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$41,276	$456	$—	$—	$41,276	$456
U.S. Government agencies and sponsored enterprises mortgage-backed securities	141,304	2,494	636	1	141,940	2,495
State and municipal obligations	—	—	—	—	—	—
Asset-backed securities	161,879	1,233	11,949	48	173,828	1,281
Corporate bonds and other securities	58,596	601	—	—	58,596	601
Preferred stock	65,061	6,871	—	—	65,061	6,871

Total available for sale	$468,116	$11,655	$12,585	$49	$480,701	$11,704

The following table presents the estimated fair values and the gross unrealized loss on investment securities in an unrealized loss position greater than and less than 12 months as of December 31, 2012 (in thousands):

	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available for sale:
U.S. Government agencies and sponsored enterprises obligations	$969	$16	$—	$—	$969	$16
U.S. Government agencies and sponsored enterprises mortgage-backed securities	21,860	84	—	—	21,860	84
State and municipal obligations	—	—	—	—	—	—
Asset-backed securities	60,972	60	107,737	1,528	168,709	1,588
Corporate bonds and other securities	2,993	6	—	—	2,993	6
Preferred stock	—	—	—	—	—	—

Total available for sale	$86,794	$166	$107,737	$1,528	$194,531	$1,694

Summary of Gross Realized Gains and Losses on Sale of Securities Available for Sale

Gross realized gains and losses on the sale of securities available for sale are shown below. The cost of securities sold is based on the specific identification method.

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(Dollars in thousands)
Proceeds from sales	$241,400	$193,036	$493,162	$309,330

Gross realized gains	$5,203	$1,757	$7,897	$2,566
Gross realized losses	(824)	(92)	(1,012)	(92)

Net realized gains (losses) on sales	$4,379	$1,665	$6,885	$2,474